FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 8,063	$ 4,720
Interest earning deposits with banks	18,086	70
Certificate of deposits with banks	1,498	1,498
Federal funds sold		23
Securities available for sale	27,063	22,933
Net loans	305,714	292,345
Accrued interest receivable	945	986
LIABILITIES
Deposits	311,464	277,308
Capital lease obligation	268	326
Federal funds purchased		2,355
FHLB Advances	14,115	13,031
Long term subordinated debt	9,616
Accrued interest payable	287	58
Fair Value Inputs Level 1 [Member]
ASSETS
Cash and due from banks	8,063	4,720
Interest earning deposits with banks	18,086	70
Federal funds sold		23
Securities available for sale	1,112	1,038
LIABILITIES
Federal funds purchased		2,355
Fair Value Inputs Level 2 [Member]
ASSETS
Certificate of deposits with banks	1,498	1,498
Securities available for sale	25,201	21,145
Accrued interest receivable	945	986
LIABILITIES
Deposits	311,464	277,308
Capital lease obligation	268	326
FHLB Advances	14,115	13,031
Long term subordinated debt	9,616
Accrued interest payable	287	58
Fair Value Inputs Level 3 [Member]
ASSETS
Securities available for sale	750	750
Net loans	305,714	292,345
Carrying Value [Member]
ASSETS
Cash and due from banks	8,063	4,720
Interest earning deposits with banks	18,086	70
Certificate of deposits with banks	1,498	1,498
Federal funds sold		23
Securities available for sale	27,063	22,933
Net loans	305,099	288,639
Accrued interest receivable	945	986
LIABILITIES
Deposits	318,665	284,794
Capital lease obligation	268	326
Federal funds purchased		2,355
FHLB Advances	14,100	13,000
Long term subordinated debt	9,605
Accrued interest payable	$ 287	$ 58